Subsequent Events - Additional information (Details) - USD ($) $ in Thousands	Feb. 26, 2021	Nov. 09, 2020	Oct. 29, 2020	Nov. 21, 2017
Subsequent Events
Aggregate principal amount				$ 1,300,000
Cash			$ 715,000
Cash paid for business acquisition		$ 145,416
Subsequent Event | Discovery Health Partners
Subsequent Events
Percentage of interest acquired	100.00%
Cash paid for business acquisition	$ 154,000
Acquisition related transaction costs incurred	$ 600